TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Tax Credit Carryforward [Line Items]
Corporate tax rates		24.00%	25.00%
Tax benefit period		12 years
Net carry forward tax losses		$ 70,900
Preferred Enterprise [Member]
Tax Credit Carryforward [Line Items]
Corporate tax rates		16.00%
Subsequent Event [Member]
Tax Credit Carryforward [Line Items]
Corporate tax rates	23.00%
Minimum [Member]
Tax Credit Carryforward [Line Items]
Corporate tax rates		25.00%
Maximum [Member]
Tax Credit Carryforward [Line Items]
Corporate tax rates		23.00%